Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated depreciation	$ 1,201	$ 614	$ 0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	30,000,000	30,000,000	0
Common stock, shares outstanding	30,000,000	30,000,000	0